Commitments and Contingencies (Details Textual)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Commitments and Contingencies (Textual)
Right-of-use assets	$ 979,885
Total lease liability	$ 987,664
Non-cancelable operating lease, description	The company leases office space under non-cancelable operating lease agreements, which expire at various dates through 2022.
Weighted average remaining lease term	2 years 9 months 3 days		2 years 9 months 3 days
Weighted average discount rate	4.85%		4.85%
Operating lease costs	$ 358,965
Operating lease right-of-use assets obtained in exchange for new operating lease liabilities	1,001,193
Measurement of operating lease liabilities	$ 246,178
Total rent expense		$ 272,926
RMB [Member]
Commitments and Contingencies (Textual)
Right-of-use assets | ¥			¥ 2,057,797
Total lease liability | ¥				¥ 1,356,772